(23) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
Provision For Tax Civil And Labor Risks And Escrow Deposits [Abstract]
Schedule of provision for tax, civil and labor risks & escrow deposits

	December 31, 2019		December 31, 2018
	Provision for tax, civil and labor risks	Escrow Deposits	Provision for tax, civil and labor risks	Escrow Deposits

Labor	235,085	96,094	219,314	103,760

Civil	245,464	66,243	281,304	99,604

Tax
FINSOCIAL	-	-	39,727	99,146
Income Tax	7,571	417,664	154,717	401,381
Others	46,255	177,369	195,379	150,472
	53,825	595,033	389,823	650,999

Others	66,401	1	88,920	12

Total	600,775	757,370	979,360	854,374

Schedule of changes in the provision for tax, civil, labor and other risks

The changes in the provision for tax, civil, labor and other risks are shown below:

	December 31, 2018	Additions	Reversals	Payments	Monetary Restatements	Adjustment (note 22)	December 31, 2019
Labor	219,314	86,735	(29,967)	(68,927)	27,932	-	235,085
Civil	281,304	107,671	(43,679)	(123,054)	23,223	-	245,464
Tax	389,823	121,146	(55,221)	(276,652)	30,927	(156,198)	53,825
Others	88,920	6,571	(16,420)	(15,518)	2,849	-	66,401
Total	979,360	322,121	(145,288)	(484,153)	84,932	(156,198)	600,775

Schedule of possible losses

The claims relating to possible losses, at December 31, 2019 and 2018 were as follows:

	Dec 31, 2019	Dec 31, 2018	Main reasons for claims
Labor	583,348	786,901	Work accidents, risk premium for dangerousness at workplace and overtime
Civil	1,815,143	1,630,630	Personal injury, environmental impacts and overfed tariffs
Tax	4,350,740	3,822,488	Social Contributions and Income tax (note 22)
Tax - others	2,654,331	2,377,101	ICMS, FINSOCIAL, PIS and COFINS
Regulatory	76,404	139,593	Technical, commercial and economic-financial supervisions
Total	9,479,966	8,756,713